Share Capital - Summary of Share Capital (Detail) - shares		12 Months Ended
	Jan. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Aug. 31, 2021
5.5% Preference shares [member]
Share capital issued
Opening number of shares		50,000	50,000
Closing number of shares		0	50,000	50,000
BHP Group Limited [member]
Share capital issued
Opening number of shares		2,945,851,394	2,945,851,394	2,945,851,394
Issue of shares		4,400,000			4,400,000
Corporate structure unification	2,112,071,796	2,112,071,796
Purchase of shares by ESOP Trusts		(8,704,669)	(7,587,353)	(5,975,189)
Employee share awards exercised following vesting		8,522,684	6,948,683	6,893,113
Movement in treasury shares under Employee Share Plans		181,985	638,670	(917,924)
Closing number of shares		5,062,323,190	2,945,851,394	2,945,851,394
BHP Group Limited [member] | Shares held by the public [member]
Share capital issued
Opening number of shares		2,944,982,333	2,945,621,003
Closing number of shares		5,061,272,144	2,944,982,333	2,945,621,003
BHP Group Limited [member] | Treasury shares [member]
Share capital issued
Opening number of shares		869,061	230,391
Closing number of shares		1,051,046	869,061	230,391
BHP Group Limited [member] | Special Voting share of no par value [member]
Share capital issued
Opening number of shares		1	1
Closing number of shares	1		1	1
BHP Group Limited [member] | Special Voting share of US$0.50 par value [member]
Share capital issued
Issue of shares	1
BHP Group Limited [member] | DLC Dividend share [member]
Share capital issued
Opening number of shares		1	1
Closing number of shares	1		1	1
BHP Group Plc [member]
Share capital issued
Opening number of shares		2,112,071,796	2,112,071,796	2,112,071,796
Corporate structure unification		(2,112,071,796)
Purchase of shares by ESOP Trusts		(63,567)	(185,054)	(185,297)
Employee share awards exercised following vesting		77,748	173,644	222,245
Movement in treasury shares under Employee Share Plans		(14,181)	11,410	(36,948)
Closing number of shares			2,112,071,796	2,112,071,796
BHP Group Plc [member] | Shares held by the public [member]
Share capital issued
Opening number of shares		2,112,057,615	2,112,069,025
Closing number of shares			2,112,057,615	2,112,069,025
BHP Group Plc [member] | Treasury shares [member]
Share capital issued
Opening number of shares		14,181	2,771
Closing number of shares			14,181	2,771
BHP Group Plc [member] | 5.5% Preference shares [member]
Share capital issued
Opening number of shares		50,000	50,000
Closing number of shares			50,000	50,000
BHP Group Plc [member] | Special Voting share of no par value [member]
Share capital issued
Issue of shares	1
BHP Group Plc [member] | Special Voting share of US$0.50 par value [member]
Share capital issued
Opening number of shares		1	1
Closing number of shares	1		1	1